Commitments and Contingencies - SRA Additional Information (Details) - SRA Companies, Inc. $ in Millions	Jun. 30, 2015 USD ($)
Other Commitments [Line Items]
Future cash payments for under utilized space in 2016	$ 5.0
Future cash payments for under utilized space in 2017	3.8
Future cash payments for under utilized space in 2018	2.8
Future cash payments for under utilized space in 2019	2.3
Future cash payments for under utilized space in 2020	2.0
Future cash payments for under utilized space thereafter	$ 12.4